August 29, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:   Ms. Patsy Mengiste, Document Control - EDGAR

RE:     AXP Utilities Income Fund, Inc.
        File No. 33-20872/811-5522

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP UTILITIES INCOME FUND, INC.



/s/  Leslie L. Ogg
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     Leslie L. Ogg
     Vice President, General Counsel and Secretary